DRINKER BIDDLE & REATH LLP
                                ONE LOGAN SQUARE
                              18TH & CHERRY STREETS
                             PHILADELPHIA, PA 19103
                                 (215) 988-2700
                               FAX: (215) 988-2757
                              WWW.DRINKERBIDDLE.COM

                                 March 19, 2004

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C.  20549

         Re:  Armada Funds (the "Trust")
              REGISTRATION NOS.  33-488/811-4416
              ----------------------------------

Ladies and Gentlemen:

         On behalf of the Trust and pursuant to Rule 497(e) under the Securities Act of 1933, filed herewith is a Supplement to the Trust's Statement of Additional Information dated October 1, 2003 as supplemented December 1, 2003, December 19, 2003 and March 9, 2004.

         If you have any questions or comments regarding this filing, do not hesitate to call me at (215) 988-2601.

                                                        Sincerely,

                                                        /s/ JOAN O. SWIRSKY
                                                        -------------------
                                                        Joan O. Swirsky

                                  ARMADA FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

               SUPPLEMENT DATED MARCH 19, 2004 TO THE STATEMENT OF
          ADDITIONAL INFORMATION DATED OCTOBER 1, 2003 AS SUPPLEMENTED
              DECEMBER 1, 2003, DECEMBER 19, 2003 AND MARCH 9, 2004

             THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
        BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION
           (THE "SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

TRUSTEE OWNERSHIP OF FUND SHARES

The following table replaces the table on pages 105 and 106. This table shows the dollar range of shares beneficially owned by each Trustee in the Funds and the Armada fund family in the aggregate as of December 31, 2003.

INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF
                                                 DOLLAR RANGE OF            EQUITY SECURITIES IN THE FUNDS OF
NAME OF TRUSTEE/FUND                     EQUITY SECURITIES IN THE FUNDS 1   THE TRUST OVERSEEN BY THE TRUSTEE
--------------------------------------------------------------------------------------------------------------
ROBERT D. NEARY                                                                      Over $100,000
--------------------------------------------------------------------------------------------------------------
   Ohio Tax Exempt Bond Fund                       Over $100,000
--------------------------------------------------------------------------------------------------------------
   Ohio Municipal Money Market Fund                Over $100,000
--------------------------------------------------------------------------------------------------------------
JOHN F. DURKOTT                                                                       $1-$10,000
--------------------------------------------------------------------------------------------------------------
   Large Cap Growth Fund                            $1-$10,000
--------------------------------------------------------------------------------------------------------------
ROBERT J. FARLING                                                                    Over $100,000
--------------------------------------------------------------------------------------------------------------
   International Equity Fund                     $50,001-$100,000
--------------------------------------------------------------------------------------------------------------
   Large Cap Growth Fund                           Over $100,000
--------------------------------------------------------------------------------------------------------------
   Large Cap Ultra Fund                           $10,001-$50,000
--------------------------------------------------------------------------------------------------------------
   Large Cap Value Fund                           $10,001-$50,000
--------------------------------------------------------------------------------------------------------------
   Mid Cap Growth Fund                            $10,001-$50,000
--------------------------------------------------------------------------------------------------------------
   S&P 500 Index Fund                             $10,001-$50,000
--------------------------------------------------------------------------------------------------------------
   Small Cap Growth Fund                          $10,001-$50,000
--------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund                            over $100,000
--------------------------------------------------------------------------------------------------------------
   Tax Managed Equity Fund                        $10,001-$50,000
--------------------------------------------------------------------------------------------------------------
   U.S. Government Income Fund                    $10,001-$50,000
--------------------------------------------------------------------------------------------------------------
   Money Market Fund                              $10,001-$50,000
--------------------------------------------------------------------------------------------------------------
RICHARD W. FURST                                                                   $50,001-$100,000
--------------------------------------------------------------------------------------------------------------
   Large Cap Core Equity Fund                       $1-$10,000
--------------------------------------------------------------------------------------------------------------
   S&P 500 Index Fund                             $10,001-$50,000
--------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund                             $1-$10,000
--------------------------------------------------------------------------------------------------------------
   Tax Managed Equity Fund                        $10,001-$50,000
--------------------------------------------------------------------------------------------------------------
   Total Return Advantage Fund                    $10,001-$50,000
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF
                                                 DOLLAR RANGE OF            EQUITY SECURITIES IN THE FUNDS OF
NAME OF TRUSTEE/FUND                     EQUITY SECURITIES IN THE FUNDS 1   THE TRUST OVERSEEN BY THE TRUSTEE
--------------------------------------------------------------------------------------------------------------
GERALD L. GHERLEIN                                                                   Over $100,000
--------------------------------------------------------------------------------------------------------------
   International Equity Fund                      $10,001-$50,000
--------------------------------------------------------------------------------------------------------------
   S&P 500 Index Fund                             $10,001-$50,000
--------------------------------------------------------------------------------------------------------------
   Small Cap Growth Fund                          $10,001-$50,000
--------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund                           $10,001-$50,000
--------------------------------------------------------------------------------------------------------------
   Tax Managed Equity Fund                        $10,001-$50,000
--------------------------------------------------------------------------------------------------------------
   National Tax Exempt Bond Fund                  $10,001-$50,000
--------------------------------------------------------------------------------------------------------------
J. WILLIAM PULLEN                                                                    Over $100,000
--------------------------------------------------------------------------------------------------------------
   International Equity Fund                      $10,001-$50,000
--------------------------------------------------------------------------------------------------------------
   Large Cap Core Equity Fund                     $10,001-$50,000
--------------------------------------------------------------------------------------------------------------
   Large Cap Growth Fund                            $1-$10,000
--------------------------------------------------------------------------------------------------------------
   S&P 500 Index Fund                             $10,001-$50,000
--------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund                          $50,001-$100,000
--------------------------------------------------------------------------------------------------------------
KATHLEEN A. OBERT                                                                     $1-$10,000
--------------------------------------------------------------------------------------------------------------
   Large Cap Core Equity Fund                       $1-$10,000
--------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES

--------------------------------------------------------------------------------------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF
                                                 DOLLAR RANGE OF            EQUITY SECURITIES IN THE FUNDS OF
NAME OF TRUSTEE/FUND                     EQUITY SECURITIES IN THE FUNDS 1   THE TRUST OVERSEEN BY THE TRUSTEE
--------------------------------------------------------------------------------------------------------------
JOHN G. BREEN                                                                        Over $100,000
--------------------------------------------------------------------------------------------------------------
    Money Market Fund                              Over $100,000
--------------------------------------------------------------------------------------------------------------
HERBERT R. MARTENS, JR.                                                              Over $100,000
--------------------------------------------------------------------------------------------------------------
    S&P 500 Index Fund                             Over $100,000
--------------------------------------------------------------------------------------------------------------
    Small Cap Value Fund                          $10,001-$50,000
--------------------------------------------------------------------------------------------------------------
    Bond Fund                                       $1-$10,000
--------------------------------------------------------------------------------------------------------------
    Money Market Fund                               $1-$10,000
--------------------------------------------------------------------------------------------------------------

--------------------
1 Includes the value of shares beneficially owned by each trustee in each Fund as of December 31, 2003.

         As of December 31, 2003, the Trustees and officers of the Trust as a group owned beneficially 1.43% of Class I Shares of the Ohio Tax Exempt Bond Fund. Otherwise, the Trustees and officers as a group owned beneficially less than 1% of each class of the outstanding shares of each of the Funds of the Trust, and less than 1% of the outstanding shares of all of the Funds of the Trust in the aggregate.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-034-0100